                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5078
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                      MFS GOVERNMENT MARKETS INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: August 31, 2007
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
ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) GOVERNMENT MARKETS INCOME TRUST

8/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Government Markets Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/07

ISSUER                                                                                           SHARES/PAR             VALUE ($)
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
BONDS - 94.3%
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U.S. BONDS - 84.5%
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AGENCY - OTHER - 7.8%
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Financing Corp., 10.7%, 2017                                                                  $   4,095,000          $  5,876,063
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Financing Corp., 9.4%, 2018                                                                       3,085,000             4,136,149
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Financing Corp., 9.8%, 2018                                                                       4,350,000             5,987,444
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Financing Corp., 10.35%, 2018                                                                     6,820,000             9,747,178
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Financing Corp., STRIPS, 0%, 2017                                                                 5,000,000             3,009,905
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                                                                                                                     $ 28,756,739
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ASSET BACKED & SECURITIZED - 0.5%
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Prudential Securities Secured Financing Corp., FRN, 7.385%, 2013 (z)                          $   1,819,000          $  1,928,885
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MORTGAGE BACKED - 49.3%
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Fannie Mae, 5.78%, 2008                                                                       $     891,683          $    891,052
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Fannie Mae, 4.79%, 2012                                                                           3,522,804             3,479,088
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Fannie Mae, 4.543%, 2013                                                                            842,879               812,794
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Fannie Mae, 4.845%, 2013                                                                            996,819               973,517
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Fannie Mae, 5%, 2013 - 2027                                                                      12,874,218            12,710,090
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Fannie Mae, 5.06%, 2013                                                                             398,909               392,882
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Fannie Mae, 5.37%, 2013                                                                           1,032,350             1,049,879
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Fannie Mae, 4.547%, 2014                                                                            941,479               902,351
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Fannie Mae, 4.6%, 2014                                                                              479,757               464,410
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Fannie Mae, 4.666%, 2014                                                                          2,727,859             2,631,186
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Fannie Mae, 4.77%, 2014                                                                             489,334               471,744
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Fannie Mae, 4.839%, 2014                                                                          3,251,056             3,158,976
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Fannie Mae, 4.871%, 2014                                                                          1,792,725             1,747,722
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Fannie Mae, 4.88%, 2014 - 2020                                                                      751,547               732,955
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Fannie Mae, 5.1%, 2014                                                                              523,371               519,353
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Fannie Mae, 4.56%, 2015                                                                             619,490               594,289
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Fannie Mae, 4.62%, 2015                                                                             689,160               664,676
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Fannie Mae, 4.665%, 2015                                                                            417,913               403,478
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Fannie Mae, 4.69%, 2015                                                                             341,578               330,442
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Fannie Mae, 4.7%, 2015                                                                              479,440               463,831
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Fannie Mae, 4.74%, 2015                                                                             388,145               372,818
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Fannie Mae, 4.78%, 2015                                                                             544,016               527,559
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Fannie Mae, 4.815%, 2015                                                                            543,000               523,160
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Fannie Mae, 4.82%, 2015                                                                           1,454,929             1,408,562
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Fannie Mae, 4.85%, 2015                                                                             341,492               333,428
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Fannie Mae, 4.86%, 2015                                                                             162,030               158,549
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Fannie Mae, 4.87%, 2015                                                                             361,925               353,297
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Fannie Mae, 4.89%, 2015                                                                             405,530               396,764
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Fannie Mae, 4.925%, 2015                                                                          1,341,668             1,304,422
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Fannie Mae, 5.471%, 2015                                                                            941,872               943,767
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Fannie Mae, 5.09%, 2016                                                                             500,000               491,227
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Fannie Mae, 5.423%, 2016                                                                            798,292               796,789
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Fannie Mae, 5.845%, 2016                                                                            496,423               511,366
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Fannie Mae, 6.5%, 2016 - 2036                                                                     7,947,688             8,113,812
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Fannie Mae, 5.05%, 2017                                                                             525,300               514,419
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Fannie Mae, 5.3%, 2017                                                                              598,234               595,611
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Fannie Mae, 5.5%, 2017 - 2035                                                                    60,168,983            59,008,179
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Fannie Mae, 6%, 2017 - 2037                                                                      17,853,403            17,917,791
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Fannie Mae, 4.5%, 2019                                                                           13,479,665            12,954,448
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Freddie Mac, 4.5%, 2013 - 2021                                                                    1,725,477             1,717,284
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Freddie Mac, 4.375%, 2015                                                                         1,691,631             1,656,057
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Freddie Mac, 5%, 2016 - 2027                                                                     13,243,449            13,198,049
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Freddie Mac, 6%, 2021 - 2036                                                                      2,876,637             2,881,286
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Freddie Mac, 4%, 2024                                                                               770,419               760,836
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Freddie Mac, 5.5%, 2024 - 2035                                                                   11,245,281            11,043,620
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Freddie Mac, 6.5%, 2037                                                                           3,096,365             3,143,133
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Ginnie Mae, 5.5%, 2033                                                                            6,977,792             6,868,704
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                                                                                                                     $181,889,652
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MUNICIPALS - 1.7%
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California Educational Facilities Authority Rev. (Stanford University), "T-1", 5%, 2039       $   3,075,000          $  3,283,946
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Puerto Rico Highway and Transportation Authority Rev.,"N", 5.25%, 2039                            2,840,000             3,096,367
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                                                                                                                     $  6,380,313
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U.S. GOVERNMENT AGENCIES - 11.9%
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Aid-Egypt, 4.45%, 2015                                                                            1,755,000          $  1,692,908
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Farmer Mac, 5.5%, 2011 (n)                                                                        3,010,000             3,080,943
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Federal Home Loan Bank, 4.625%, 2008                                                              9,090,000             9,067,039
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Freddie Mac, 6.625%, 2009                                                                         4,159,000             4,309,735
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Small Business Administration, 8.875%, 2011                                                         134,756               136,591
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Small Business Administration, 6.34%, 2021                                                          970,246               998,805
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Small Business Administration, 6.35%, 2021                                                        1,134,630             1,168,069
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Small Business Administration, 6.44%, 2021                                                          984,007             1,015,070
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Small Business Administration, 6.625%, 2021                                                       1,091,262             1,131,114
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Small Business Administration, 4.98%, 2023                                                          797,316               787,427
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Small Business Administration, 4.34%, 2024                                                        1,168,000             1,109,713
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Small Business Administration, 4.72%, 2024                                                        1,939,863             1,881,135
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Small Business Administration, 4.77%, 2024                                                        1,955,662             1,905,968
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Small Business Administration, 4.86%, 2024 - 2025                                                 2,433,053             2,375,609
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Small Business Administration, 4.87%, 2024                                                        1,324,578             1,293,787
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Small Business Administration, 5.52%, 2024                                                        1,222,152             1,234,013
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Small Business Administration, 4.76%, 2025                                                        2,011,992             1,945,709
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Small Business Administration, 5.11%, 2025                                                        1,233,793             1,223,063
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U.S. Department of Housing & Urban Development, 6.36%, 2016                                       1,580,000             1,629,934
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U.S. Department of Housing & Urban Development, 6.59%, 2016                                       5,612,000             5,686,393
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                                                                                                                     $ 43,673,025
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U.S. TREASURY OBLIGATIONS - 13.3%
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U.S. Treasury Bonds, 11.25%, 2015                                                             $     499,000          $    711,348
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U.S. Treasury Bonds, 10.625%, 2015                                                                3,006,000             4,228,597
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U.S. Treasury Bonds, 8.75%, 2017                                                                  6,100,000             8,050,573
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U.S. Treasury Bonds, 4.5%, 2036                                                                   1,000,000               947,891
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U.S. Treasury Bonds, STRIPS, 0%, 2021                                                             4,547,000             2,255,107
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U.S. Treasury Bonds, STRIPS, 0%, 2027                                                             3,064,000             1,134,376
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U.S. Treasury Notes, 6.5%, 2010 (f)                                                              12,594,000            13,258,132
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U.S. Treasury Notes, 10.375%, 2012                                                                8,400,000             8,501,060
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U.S. Treasury Notes, 12%, 2013                                                                    3,036,000             3,247,810
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U.S. Treasury Notes, TIPS, 3.875%, 2009                                                           2,789,711             2,828,287
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U.S. Treasury Notes, TIPS, 2.375%, 2017                                                           3,831,768             3,826,978
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                                                                                                                     $ 48,990,159
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Total U.S. Bonds                                                                                                    $ 311,618,773
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FOREIGN BONDS - 9.8%
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ARGENTINA - 0.1%
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Republic of Argentina, FRN, 5.389%, 2012                                                      $     630,000          $    554,513
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AUSTRIA - 0.5%
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Republic of Austria, 4.65%, 2018                                                           EUR    1,201,000          $  1,673,050
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BRAZIL - 0.0%
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Federative Republic of Brazil, 8%, 2018                                                       $     102,000          $    112,200
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CANADA - 0.3%
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Canada Housing Trust, 4.6%, 2011                                                           CAD      179,000          $    169,947
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Government of Canada, 5.5%, 2009                                                           CAD      356,000               343,812
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Government of Canada, 4.5%, 2015                                                           CAD      306,000               291,927
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Government of Canada, 5.75%, 2033                                                          CAD      107,000               121,250
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                                                                                                                     $    926,936
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CHILE - 0.1%
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HQI Transelec Chile S.A., 7.875%, 2011                                                        $     314,000          $    335,132
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DENMARK - 0.1%
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Kingdom of Denmark, 4%, 2015                                                               DKK    1,771,000          $    317,196
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FRANCE - 0.8%
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Republic of France, 4.75%, 2012                                                            EUR      349,000          $    487,629
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Republic of France, 5%, 2016                                                               EUR      585,000               837,577
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Republic of France, 6%, 2025                                                               EUR      235,000               377,744
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Republic of France, 4.75%, 2035                                                            EUR      962,000             1,347,163
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                                                                                                                     $  3,050,113
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GERMANY - 1.8%
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Federal Republic of Germany, 5.25%, 2010                                                   EUR    1,758,000          $  2,467,947
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Federal Republic of Germany, 3.75%, 2015                                                   EUR      828,000             1,096,573
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Federal Republic of Germany, 6.25%, 2030                                                   EUR      707,000             1,189,602
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KfW Bankengruppe, 1.35%, 2014                                                              JPY  199,000,000             1,716,335
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                                                                                                                     $  6,470,457
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INDONESIA - 0.2%
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Majapahit Holding B.V., 7.75%, 2016                                                           $     741,000          $    728,033
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IRELAND - 0.4%
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Republic of Ireland, 4.6%, 2016                                                            EUR      940,000          $  1,304,828
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JAPAN - 1.9%
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Development Bank of Japan, 1.75%, 2010                                                     JPY   84,000,000          $    739,724
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Development Bank of Japan, 1.4%, 2012                                                      JPY  126,000,000             1,098,894
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Development Bank of Japan, 1.05%, 2023                                                     JPY  178,000,000             1,330,484
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Development Bank of Japan, 2.3%, 2026                                                      JPY   60,000,000               527,741
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Japan Finance Corp. for Municipal Enterprises, 1.55%, 2012                                 JPY  126,000,000             1,108,513
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Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                    JPY  230,000,000             2,056,047
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                                                                                                                     $  6,861,403
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KAZAKHSTAN - 0.2%
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Intergas Finance B.V., 6.375%, 2017                                                           $     776,000          $    723,620
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MALAYSIA - 0.1%
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Petronas Capital Ltd., 7.875%, 2022                                                           $     433,000          $    509,998
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MEXICO - 0.7%
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Pemex Project Funding Master Trust, 9.375%, 2008                                              $   1,072,000          $  1,118,096
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United Mexican States, 8.3%, 2031                                                                   128,000               164,160
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United Mexican States, 6.75%, 2034                                                                1,164,000             1,264,104
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                                                                                                                     $  2,546,360
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NETHERLANDS - 1.0%
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Kingdom of Netherlands, 3.75%, 2009                                                        EUR    2,388,000          $  3,229,042
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Kingdom of Netherlands, 3.75%, 2014                                                        EUR      487,000               644,673
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                                                                                                                     $  3,873,715
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PANAMA - 0.2%
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Republic of Panama, 9.375%, 2029                                                              $     677,000          $    883,485
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RUSSIA - 0.2%
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OAO Gazprom, 7.288%, 2037 (z)                                                                 $     731,000          $    745,620
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SOUTH AFRICA - 0.2%
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Republic of South Africa, 5.875%, 2022                                                        $     855,000          $    824,006
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SPAIN - 0.5%
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Kingdom of Spain, 5.35%, 2011                                                              EUR    1,250,000          $  1,777,483
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UNITED KINGDOM - 0.5%
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United Kingdom Treasury, 8%, 2015                                                          GBP      255,000          $    612,945
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United Kingdom Treasury, 8%, 2021                                                          GBP      265,000               695,539
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United Kingdom Treasury, 4.25%, 2036                                                       GBP      367,000               710,897
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                                                                                                                     $  2,019,381
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Total Foreign Bonds                                                                                                  $ 36,237,529
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  TOTAL BONDS                                                                                                        $347,856,302
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REPURCHASE AGREEMENTS - 5.1%
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Merrill Lynch, 5.3%, dated 8/31/07, due 9/04/07, total to be received $18,889,117
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account)                                                $  18,878,000          $ 18,878,000
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  TOTAL INVESTMENTS(k)                                                                                               $366,734,302
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OTHER ASSETS, LESS LIABILITIES - 0.6%                                                                                   2,351,606
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  NET ASSETS - 100.0%                                                                                                $369,085,908

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of August 31, 2007, the trust held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $347,301,787 and 94.70% of market value. An independent pricing service provided an evaluated bid for
    94.17% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,080,943, representing 0.8% of net assets.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securities:

                                                                                                         CURRENT      TOTAL % OF
                                                                      ACQUISITION     ACQUISITION         MARKET         NET
RESTRICTED SECURITIES                                                    DATE             COST            VALUE         ASSETS
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OAO Gazprom, 7.288%, 2037                                             8/24/07          $  740,138      $  745,620
Prudential Securities Secured Financing Corp., FRN, 7.385%, 2013     12/06/04           2,019,445       1,928,885
---------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                            $2,674,505        0.7%
                                                                                                       ==========================

The following abbreviations are used in this report and are defined:
FRN         Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS      Separate Trading of Registered Interest and Principal of Securities
TIPS        Treasury Inflation Protected Security


Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

      AUD    Australian Dollar
      CAD    Canadian Dollar
      DKK    Danish Krone
      EUR    Euro
      GBP    British Pound
      JPY    Japanese Yen
      SGD    Singapore Dollar

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GOVERNMENT MARKETS INCOME TRUST

SUPPLEMENTAL INFORMATION (UNAUDITED) 8/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                   $376,092,574
                                                                                 ============
Gross unrealized appreciation                                                    $  2,421,549
Gross unrealized depreciation                                                     (11,779,821)
                                                                                 ------------
      Net unrealized appreciation (depreciation)                                 $ (9,358,272)
                                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

DERIVATIVES
-----------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 8/31/07
Appreciation and Depreciation in the table below are reported by currency.

                                                                                                                  NET UNREALIZED
                             CONTRACTS TO        SETTLEMENT                                    CONTRACTS           APPRECIATION
TYPE            CURRENCY   DELIVER/RECEIVE       DATE RANGE           IN EXCHANGE FOR          AT VALUE           (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------

APPRECIATION
------------
Sell              CAD         587,924             9/17/07              $   563,956            $   557,486           $   6,470
Sell              DKK       1,785,489            10/10/07                  331,463                327,221               4,242
Buy               EUR       1,680,277             9/17/07                2,236,675              2,291,157              54,482
Sell              EUR       1,182,265             9/19/07                1,636,145              1,612,235              23,910
Buy               GBP          59,936             9/19/07                  118,167                120,821               2,654
Sell              GBP         297,162             9/19/07                  611,958                599,033              12,925
Buy               JPY     110,794,058             9/18/07                  951,790                959,083               7,293
Sell              SGD       1,385,959             9/04/07                  911,282                908,431               2,851
                                                                                                                    ---------
                                                                                                                    $ 114,827
                                                                                                                    =========

DEPRECIATION
------------
Buy               AUD           7,334             9/19/07              $     6,278            $     5,991           $    (287)
Sell              CAD         377,361             9/17/07                  354,826                357,824              (2,998)
Sell              EUR      12,708,361        9/17/07 - 9/19/07          16,968,538             17,330,100            (361,562)
Buy               GBP          99,736             9/19/07                  204,647                201,053              (3,594)
Sell              GBP         862,965             9/19/07                1,704,410              1,739,605             (35,195)
Sell              JPY   1,095,173,272             9/18/07                9,012,807              9,480,313            (467,506)
Buy               SGD       1,386,918        9/04/07 - 10/04/07            920,416                909,061             (11,355)
                                                                                                                    ---------
                                                                                                                    $(882,497)
                                                                                                                    =========

FUTURES CONTRACTS OUTSTANDING AT 8/31/07

                                                                                                                   UNREALIZED
                                                                                        EXPIRATION                 APPRECIATION
DESCRIPTION                                  CONTRACTS               VALUE                 DATE                   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                      59                 6,582,188              Dec-07                  $  (6,660)
U.S. Treasury Note 5 yr (Short)                 54                 5,761,969              Dec-07                     10,787
U.S. Treasury Note 10 yr (Long)                119                12,976,578              Dec-07                     61,873
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  66,000
                                                                                                                  =========

At August 31, 2007, the trust had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 16, 2007
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 16, 2007
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2007
      ----------------


* Print name and title of each signing officer under his or her signature.